Long Term Debt - Project Level Secured Term Loans - Foreign Currency Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Installment MW	Mar. 31, 2020 USD ($) MW	Mar. 31, 2019 INR (₨) MW
Debt Instrument [Line Items]
Borrowings	₨ 88,889	$ 1,179.1	₨ 68,947
Restricted cash	5,725	75.9	3,448
Secured Foreign Currency Loan Four [Member]
Debt Instrument [Line Items]
Borrowings	₨ 3,059	$ 40.6
Capacity of solar power project | MW	35	35
Debt instrument interest rate	4.07%	4.07%
Number of repayment installments | Installment	36
Repayment of loan, commenced date	Aug. 20, 2013
Collateral net carrying value	₨ 2,514	$ 33.3
Secured Foreign Currency Loan Six [Member]
Debt Instrument [Line Items]
Borrowings	₨ 49	$ 0.6
Debt instrument interest rate	4.42%	4.42%
Number of repayment installments | Installment	54
Collateral net carrying value	₨ 59	$ 0.8
Debt instrument, covenant compliance description	As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non -compliance prior to the issuance of these financial statements.
Secured Foreign Currency Loan Six [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Borrowings	₨ 271	3.6
Bridge Loan [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 4,675
Capacity of solar power project | MW			260
Bridge Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			1.50%
Secured Foreign Currency Loan Five [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Borrowings	135	1.8	₨ 552
Secured Foreign Currency Loan Five and Six [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Collateral net carrying value	₨ 978	13.0
Debt instrument, covenant compliance description	As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.
Interest on non-convertible debentures description	The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019
Mortgage charge carrying amount	₨ 3,508	46.5
Secured Foreign Currency Loan [Member]
Debt Instrument [Line Items]
Restricted cash	₨ 936	$ 12.4	₨ 304